Other disclosures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Disclosures
Funds under investment management (1)	R$ 134,133	R$ 11,871,919
Administered Funds	242,717,969	291,736,828
Total	R$ 242,852,102	R$ 303,608,747